MoA Clear Passage 2060 Fund Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
MoA Clear Passage 2060 Fund | MoA Clear Passage 2060 Fund
Prospectus [Line Items]
Annual Return [Percent]	15.73%	20.19%	(15.72%)	21.60%	14.08%	24.53%